Related parties transactions and other shareholder matters (Details) - 6 months ended Jun. 30, 2020	GBP (£) shares	USD ($)
Former CEO
Disclosure of transactions between related parties [line items]
Severance Pay	£ 479,160
Cash bonus	40,000
Compensation of termination of employment	100,000
Base salary	363,000
Former CFO
Disclosure of transactions between related parties [line items]
Severance Pay	123,930
Cash bonus	82,620
Compensation of termination of employment	40,000
Ex gratia compensation	£ 30,000
CEO and President
Disclosure of transactions between related parties [line items]
Key management personnel annual base compensation | $		$ 750,000
Annual base salary in cash | $		250,000
Annual base salary in restricted stock units | $		$ 500,000
Target annual bonus opportunity as percent of base salary		50.00%
Annual restricted stock unit awards, as a percent of outstanding ordinary shares		4.00%
Restricted stock units for raising capital, as a percent of outstanding ordinary shares		4.00%
RSUs vested | shares	178,192
CFO
Disclosure of transactions between related parties [line items]
Key management personnel annual base compensation | $		$ 500,000
Annual base salary in cash | $		250,000
Annual base salary in restricted stock units | $		$ 250,000
Target annual bonus opportunity as percent of base salary		50.00%
Annual restricted stock unit awards, as a percent of outstanding ordinary shares		3.00%
Restricted stock units for raising capital, as a percent of outstanding ordinary shares		4.00%
Restricted stock unit award after six months of employment as percent of outstanding ordinary shares		1.00%
RSUs vested | shares	89,096